Investment in Equity Securities, Equity Securities with Readily Determinable Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 0
Equity securities acquired	535,914
Proceeds from sale of equity securities	(249,338)	$ 0	$ 0
Realized loss from sale of equity securities	(2,369)	0	0
Unrealized loss on equity securities revalued at fair value at end of the period	(46,173)
Unrealized foreign exchange loss	(11,468)
Ending balance	226,566	0
Dividend income on equity securities	$ 4,136	$ 0	$ 0